PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Deposit Asset with Bank for Stock Repurchases Current	$ 10,860
Advances to suppliers	4,054	10,160
Receivables related to online gaming	5,931	8,628
Interest income receivable	2,869	2,708
Prepaid expenses	4,404	3,216
Other current assets	4,022	2,923
Rental deposits	1,940	1,956
Total	34,080	29,591
Prepayments to certain merchants for social commerce business	0	8,517
Allowance provided for the advance to suppliers of social commerce business	0	1,020
Allowance provided for the advance to game developers	$ 252